Vanguard California Intermediate-Term
Tax-Exempt Fund Summary Prospectus

Supplement to the Summary Prospectus Dated March 29, 2010

Add “(revised April 22, 2010)” to the front cover following “March 29, 2010.”

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS100 042010